Segments and Geographical Information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenues		$ 25,599	$ 27,601	$ 25,903
Long-lived assets	[1]	480	556	689
Israel [Member]
Segment Reporting Information [Line Items]
Total revenues		19,044	22,166	20,348
Long-lived assets	[1]	480	556	689
India [Member]
Segment Reporting Information [Line Items]
Total revenues		$ 3,140	$ 1,039	$ 2,494
Long-lived assets	[1]
Far East [Member]
Segment Reporting Information [Line Items]
Total revenues		$ 1,390	$ 2,257	$ 636
Long-lived assets	[1]
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues		$ 1,170	$ 1,624	$ 1,896
Long-lived assets	[1]
America [Member]
Segment Reporting Information [Line Items]
Total revenues		$ 855	$ 515	$ 529
Long-lived assets	[1]

[1]	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).